Expense Example - Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares - Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares	1 Year	3 Years	5 Years	10 Years
USD ($)	36	448	886	2,105